REAL ESTATE OWNED	12 Months Ended
Jun. 30, 2013
Real Estate [Abstract]
Real Estate Owned [Text Block]
NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2013	2012

Balance at beginning of year	$2,445	$4,304
Acquired from CKF Bancorp	1,632	—
Additions	367	96
Impairment charges	(25)	(67)
Disposals	(3,256)	(1,888)
Balance at end of year	$1,163	$2,445